November 18, 2008

                        TOUCHSTONE VARIABLE SERIES TRUST

                          TOUCHSTONE ENHANCED ETF FUND

                 Supplement to the Prospectus dated May 1, 2008

          NOTICE OF CHANGE TO THE TOUCHSTONE ENHANCED ETF FUND'S ASSET
                                   ALLOCATION

Effective November 1, 2008, please replace the asset allocation table on page 39 of the prospectus with the following revised asset allocation table:

iShares(R) Trust: iShares Lehman Aggregate Bond Fund                     22%
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iShares(R) Trust: iShares MSCI EAFE Index Fund                            3%
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iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund                 3%
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iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund                3%
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iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund              22%
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iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund             22%
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iShares(R) Trust: iShares S&P 500 Value Index Fund                        3%
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iShares(R) Trust: iShares S&P 500 Growth Index Fund                      22%
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              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               Please retain this Supplement for future reference.